Supplemental Financial Information (Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions		3 Months Ended						9 Months Ended		12 Months Ended
	Jan. 01, 2018	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other deductions		$ (18.0)			$ (22.1)			$ (105.4)	$ (80.0)	$ (103.6)	$ (111.7)	$ (106.6)
AOCI reclassed to Retained Earnings before tax	$ 1.6
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period	0.8			$ 2.2			$ 0.8	2.2	0.8	0.8	0.3
Other comprehensive income / (loss) before reclassifications								(1.0)		(0.6)	7.6
Amounts reclassified from accumulated other comprehensive income / (loss)								(1.2)		3.0	(7.1)
Other comprehensive income / (loss)		(1.0)			0.0			(2.2)	3.0	2.4	0.5	(17.1)
Balance, end of period		0.0						0.0		2.2	0.8	0.3
AOCI reclassed to Retained Earnings, net of tax	1.0									(1.0)
Income Tax Expense (Benefit)		(9.4)			3.1			(12.6)	1.5	0.7	(5.0)	(2.4)
Net income (loss)		35.4			21.0			61.4	41.4	70.1	(94.6)	(485.2)
Interest and Debt Expense		18.3			22.6			63.7	74.4	98.0	110.0	107.4
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax		(0.4)			5.0			32.8	36.7	70.5	(127.4)	(806.4)
Income tax expense / (benefit) from discontinued operations		0.1			1.0			7.1	5.9	30.0	(20.3)	(257.2)
Revenues		199.0			207.7			592.2	591.5	775.9
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period	1.0			0.0			1.0	0.0	1.0	1.0	0.6
Other comprehensive income / (loss) before reclassifications										0.0	0.5
Amounts reclassified from accumulated other comprehensive income / (loss)										0.0	(0.1)
Other comprehensive income / (loss)										0.0	0.4
Balance, end of period										0.0	1.0	0.6
AOCI reclassed to Retained Earnings, net of tax										(1.0)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period	14.7			17.0			14.7	17.0	14.7	14.7	13.1
Other comprehensive income / (loss) before reclassifications								(1.0)		(0.1)	9.6
Amounts reclassified from accumulated other comprehensive income / (loss)								(1.3)		2.4	(8.0)
Other comprehensive income / (loss)								(2.3)		2.3	1.6
Balance, end of period		14.7						14.7		17.0	14.7	13.1
AOCI reclassed to Retained Earnings, net of tax										0.0
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period	$ (14.9)			(14.8)			(14.9)	(14.8)	(14.9)	(14.9)	(13.4)
Other comprehensive income / (loss) before reclassifications								0.0		(0.5)	(2.5)
Amounts reclassified from accumulated other comprehensive income / (loss)								0.1		0.6	1.0
Other comprehensive income / (loss)								0.1		0.1	(1.5)
Balance, end of period		(14.7)						(14.7)		(14.8)	(14.9)	(13.4)
AOCI reclassed to Retained Earnings, net of tax										0.0
Accumulated Other Comprehensive Income/(Loss) [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income / (loss)			$ (0.8)	$ (0.4)		$ (0.3)	$ 3.3
Adjustments for New Accounting Pronouncement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI reclassed to Retained Earnings before tax									1.6	1.6
AOCI Attributable to Parent, Net of Tax [Roll Forward]
AOCI reclassed to Retained Earnings, net of tax									1.0	1.0
Reclassification out of Accumulated Other Comprehensive Income [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Net income (loss)		(0.8)			(0.1)			(1.2)	2.6	3.0	(7.1)	(28.7)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other deductions										0.0	(0.1)	0.0
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Income Tax Expense (Benefit)										0.0	0.0	0.0
Net income (loss)										0.0	(0.1)	0.0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Income Tax Expense (Benefit)		0.1			(0.1)			0.0	(0.3)	(0.4)	(0.3)	(0.5)
Net income (loss)		(0.4)			(0.2)			(0.9)	(0.6)	(0.8)	(0.7)	(0.5)
Interest and Debt Expense		0.3			0.3			0.9	0.9	1.2	1.0	1.0
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax		0.0			0.0			0.0	4.3	4.4	(11.4)	(45.4)
Income tax expense / (benefit) from discontinued operations		0.4			0.0			0.4	1.5	1.2	(4.1)	(16.2)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax		(0.4)			0.0			(0.4)	2.8	3.2	(7.3)	(29.2)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other deductions		0.1			0.2			0.2	0.5	0.8	1.5	1.6
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Income Tax Expense (Benefit)		0.1			0.1			0.1	0.1	0.2	0.5	0.6
Net income (loss)		$ 0.0			$ 0.1			$ 0.1	$ 0.4	0.6	1.0	1.0
Electricity [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Revenues										775.9	743.9	834.2
Cost of Goods and Services Sold										322.5	300.0	336.5
Electricity, Purchased [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Cost of Goods and Services Sold										$ 305.0	$ 291.0	$ 319.1